OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
OTHER OPERATING INCOME
17. OTHER OPERATING INCOME

	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2022
	RMB	RMB	RMB
VAT-in super deduction and other tax returns (1)	4,830	2,323	2,369
Government grants (2)	25,172	48,180	15,110
Others	3,216	3,913	4,120

Total other operating income	33,218	54,416	21,599

(1)
From 2019, in accordance with “the Announcement on Relevant Policies for Deepening the Value-added Tax Reform” and relevant government policies announced by the Ministry of Finance, the State Taxation Administration and the General Administration of Customs of China, one China VIE of the Company, as a consumer service company, is allowed to enjoy additional 10%
VAT-in
deduction for any services or products it purchased
(“VAT-in
super deduction”) from April 1, 2019 to December 31, 2023. The
VAT-in
super deduction is considered as operating given that all
VAT-in
were derived from the purchases for that VIE’s daily operations in nature, and therefore is presented in other operating income in the Consolidation Statements of Comprehensive (Loss)/Income.

(2)
Government grants mainly represent cash subsidies received from PRC local governments for companies operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. These cash subsidies were not subject to meeting any specific future conditions.